Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project

Exploration and evaluation assets were as follows:

	Millennial Projects	Other Claims	Total
	$	$	$
Total exploration and evaluation assets
As at December 31, 2023	341,707	1,385	343,092
Additions	702	-	702
As at December 31, 2024	342,409	1,385	343,794
Additions	229	-	229
Disposals	(3,009)	-	(3,009)
As at December 31, 2025	339,629	1,385	341,014